Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The following table presents the net deferred tax assets as of March 31, 2021 and 2020:

	2021	2020
Net operating loss carryforwards	4,924,000	4,974,000
Stock compensation	307,000	189,000
Derivative expense	489,000	—
Other	44,000	160,000
Total deferred tax assets	5,764,000	5,323,000
Valuation allowance	(5,764,000)	(5,323,000)
Net deferred tax assets	$—	$—

Schedule of Provision for Income Taxes

Income tax expense (benefits) to the statutory rate of 21% for the years ended March 31, 2021 and 2020 is as follows:

	2021	2020
Tax benefits at statutory rate	21.0%	21.0%
State income tax benefits, net of federal	7.7%	7.7%
Tax rate adjustment to deferred tax assets	3.2%	–
Net effective rate	31.9%	28.7%